UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/12

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 9.5% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) (b) — 9.1%
	Biotechnologies/Biopharmaceuticals — 2.2%
3,324,401	Celladon Corporation Series A-1	$1,492,656
2,568,939	EBI Life Sciences, Inc. Series A (c)	11,303
2,862,324	Euthymics Biosciences, Inc. Series A (c)	2,626,755
239,236	MacroGenics, Inc. Series D	156,006
2,568,939	Neurovance, Inc. Series A (c)	199,863
3,458,975	Neurovance, Inc. Series A-1 (c)	269,108
		4,755,691
	Healthcare Services — 2.0%
3,589,744	PHT Corporation Series D (c)	2,800,000
802,996	PHT Corporation Series E (c)	1,244,403
99,455	PHT Corporation Series F (c)	263,685
		4,308,088
	Medical Devices and Diagnostics — 4.9%
2,379,916	CardioKinetix, Inc. Series C	0
4,277,223	CardioKinetix, Inc. Series D	23,953
8,462,336	CardioKinetix, Inc. Series E	1,606,151
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 7/07/21) (d)	0
2,161,090	Dynex Technologies, Inc. Series A	388,996
98,824	Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877	Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
2,021,388	IlluminOss Medical, Inc. Series C-1	775,000
2,446,016	Labcyte, Inc. Series C	1,602,140
107,178	Labcyte, Inc. Series D	68,594
2,161,090	Magellan Diagnostics, Inc. Series A	1,480,995
98,824	Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
9,606,373	Palyon Medical Corporation Series A (c)	1,316,073
N/A	Palyon Medical Corporation warrants (expiration 4/26/19) (c) (d)	0
43,478	TherOx, Inc. Series H	435
99,646	TherOx, Inc. Series I	997
3,280,000	Tibion Corporation Series B	984,000
N/A	Tibion Corporation warrants (expiration 7/12/17) (d)	0
N/A	Tibion Corporation warrants (expiration 10/30/17) (d)	0
N/A	Tibion Corporation warrants (expiration 11/28/17) (d)	0
2,606,033	Veniti, Inc. Series A (c)	2,491,368
		10,738,702
		19,802,481

The accompanying notes are an integral part of these schedule of investments.

PRINCIPAL AMOUNT		VALUE
	Convertible Notes (a) — 0.4%
	Drug Discovery Technologies — 0.0%
$700,000	deCode Genetics, Inc., 3.50% due 4/15/11 (b)	$0

	Medical Devices and Diagnostics (Restricted) — 0.4%
512,500	Palyon Medical Corporation Cvt. Promissory Note, 8.00% due 4/26/13 (c)	512,500
335,717	Tibion Corporation Cvt. Promissory Note, 6.00% due 7/12/13	335,717
	TOTAL CONVERTIBLE NOTES	848,217
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $25,290,636)	20,650,698

SHARES
	COMMON STOCKS AND WARRANTS — 85.3%
	Biotechnologies/Biopharmaceuticals — 54.6%
51,246	Acorda Therapeutics, Inc. (b)	1,273,976
99,214	Alexion Pharmaceuticals, Inc. (b)	9,307,265
104,752	Alkermes plc (b)	1,940,007
328,372	Amarin Corporation plc (b) (f)	2,656,530
3,201	Amgen, Inc.	276,310
69,322	Amicus Therapeutics, Inc. (b)	185,783
3,939,544	Antisoma plc (b) (e)	118,789
191,772	ARIAD Pharmaceuticals, Inc. (b)	3,678,187
68,329	Biogen Idec, Inc. (b)	10,021,814
179,377	Celgene Corporation (b)	14,120,558
168,456	Ceres, Inc. (b)	764,790
1,892	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	643
66,112	Cornerstone Therapeutics, Inc. (b)	312,710
87,814	Cubist Pharmaceuticals, Inc. (b)	3,693,457
370,886	Curis, Inc. (b)	1,272,139
60,200	Endocyte, Inc. (b)	540,596
232,385	Gilead Sciences, Inc. (b)	17,068,678
369,296	Keryx Biopharmaceuticals, Inc. (b)	967,556
207,744	Nektar Therapeutics (b)	1,539,383
611,428	Neurocrine Biosciences, Inc. (b)	4,573,481
246,193	NPS Pharmaceuticals, Inc. (b)	2,240,356
113,100	OncoGenex Pharmaceutical, Inc. (b)	1,483,872
37,500	OncoGenex Pharmaceutical, Inc. warrants (Restricted, expiration 10/22/15) (a) (b)	22,875
57,412	Onyx Pharmaceuticals, Inc. (b)	4,336,328
342,757	Puma Biotechnology, Inc. (b)	6,426,694
139,435	Questcor Pharmaceuticals, Inc.	3,725,703
100,799	Regeneron Pharmaceuticals, Inc. (b)	17,243,685
21,642	United Therapeutics Corporation (b)	1,156,116

The accompanying notes are an integral part of these schedule of investments.

SHARES		VALUE
	Biotechnologies/Biopharmaceuticals — continued
274,325	Verastem, Inc. (b)	$2,411,317
117,332	Vertex Pharmaceuticals, Inc. (b)	4,920,904
81,030	VIVUS, Inc. (b)	1,087,423
		119,367,925
	Drug Delivery — 1.9%
2,988,326	A.P. Pharma, Inc. (b)	1,628,638
2,066,667	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	576,600
711,350	IntelliPharmaCeutics International, Inc. (b) (c)	1,757,034
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/13) (a) (b) (c)	28,782
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	239,850
		4,230,904
	Drug Discovery Technologies — 1.8%
140,000	Celldex Therapeutics, Inc. (b)	939,400
176,988	Incyte Corporation (b)	2,939,771
46	Zyomyx, Inc. (Restricted) (a) (b)	11
		3,879,182
	Generic Pharmaceuticals — 12.7%
326,448	Akorn, Inc. (b)	4,361,345
99,469	Impax Laboratories, Inc. (b)	2,038,120
279,254	Mylan, Inc. (b)	7,673,900
66,228	Perrigo Company	6,889,699
115,118	Teva Pharmaceutical Industries Ltd. (f)	4,298,506
28,365	Watson Pharmaceuticals, Inc. (b)	2,439,390
		27,700,960
	Healthcare Services — 1.4%
43,400	Covance, Inc. (b)	2,507,218
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	580,740
		3,087,958
	Medical Devices and Diagnostics — 6.2%
208,296	Accuray, Inc. (b)	1,339,343
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	74,851
251,589	Hologic, Inc. (b)	5,039,328
30,990	iCAD, Inc. (b)	148,442
5,306	iCAD, Inc. (Locked-up until 12/31/12) (Restricted) (a) (b)	24,145
17,668	IDEXX Laboratories, Inc. (b)	1,639,590
53,171	Illumina, Inc. (b)	2,955,776
447,080	Medwave, Inc. (b)	0
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
37,589	Thermo Fisher Scientific, Inc.	2,397,427
		13,618,995

The accompanying notes are an integral part of these schedule of investments.

SHARES		VALUE
	Pharmaceuticals — 6.7%
99,164	Endo Pharmaceuticals Holdings, Inc. (b)	$2,605,038
64,569	Ironwood Pharmaceuticals, Inc. (b)	716,070
80,906	Medivation, Inc. (b)	4,139,151
47,597	Sanofi, Contingent Value Rights (expiration 12/31/20) (b)	81,153
52,024	Shire plc (f)	4,795,572
184,315	Warner Chilcott plc	2,219,153
		14,556,137
	TOTAL COMMON STOCKS AND WARRANTS (Cost $146,505,188)	186,442,061

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 2.1%
$4,627,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $4,627,003, 0.01%, dated 12/31/12, due 01/02/13 (collateralized by U.S. Treasury Bond 4.500% , due 02/15/36, market value $4,723,581)	4,627,000
	TOTAL SHORT-TERM INVESTMENT (Cost $4,627,000)	4,627,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 96.9% (Cost $176,422,824)	211,719,759

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) — 2.8%
	Biotechnologies/Biopharmaceuticals — 1.7%
1	Targegen Milestone Interest	3,787,275

	Medical Devices and Diagnostics — 1.1%
1	Interlace Medical Milestone Interest	1,708,267
1	Xoft Milestone Interest	668,873
		2,377,140
	TOTAL MILESTONE INTERESTS (Cost $4,297,794)	6,164,415
	TOTAL INVESTMENTS - 99.7% (Cost $180,720,618)	217,884,174
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	579,367
	NET ASSETS - 100%	$218,463,541

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $13,760,724).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.

The accompanying notes are an integral part of these schedule of investments.

(f)	American Depository Receipt
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these schedule of investments.

H&Q LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2012

(unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 to value the Fund’s net assets.  For the period ended December 31, 2012, there were no transfers between levels 1 and 2.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$4,755,691	$4,755,691
Drug Discovery Technologies			0	0
Healthcare Services			4,308,088	4,308,088
Medical Devices and Diagnostics			11,586,919	11,586,919
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$119,344,407		23,518	119,367,925
Drug Delivery	3,385,672		845,232	4,230,904
Drug Discovery Technologies	3,879,171		11	3,879,182
Generic Pharmaceuticals	27,700,960		—	27,700,960
Healthcare Services	2,507,218		580,740	3,087,958
Medical Devices and Diagnostics	13,519,906		99,089	13,618,995
Pharmaceuticals	14,556,137		—	14,556,137
Short-Term Investment	—	$4,627,000	—	4,627,000
Milestone Interests
Biotechnologies/Biopharmaceuticals	—	—	3,787,275	3,787,275
Medical Devices and Diagnostics	—	—	2,377,140	2,377,140
Other Assets	—	—	901,527	901,527
Total	$184,893,471	$4,627,000	$29,265,230	$218,785,701

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2012	Realized gain/loss and change in unrealized appreciation (depreciation)	Cost of purchases	Proceeds from sales	Net transfers in (out of) Level 3	Balance as of December 31, 2012
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$4,466,017	$(248,814)	$538,488	$—	$—	$4,755,691
Drug Discovery Technologies	0	—	—	—		0
Healthcare Services	5,031,258	(723,170)	—	—	—	4,308,088
Medical Devices and Diagnostics	10,885,514	542,611	158,794	—	—	11,586,919
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	71,707	(48,189)	—	—	—	23,518
Drug Delivery	1,131,502	(286,270)	—	—	—	845,232
Drug Discovery Technologies	11	—	—	—	—	11
Healthcare Services	1,666,665	273,934	643,296	(2,003,155)	—	580,740
Medical Devices and Diagnostics	89,330	9,759	—	—	—	99,089
Milestone Interests
Biotechnologies/Biopharmaceuticals	3,691,931	95,344	—	—	—	3,787,275
Medical Devices and Diagnostics	2,372,404	4,281	455	—	—	2,377,140
Other Assets	1,219,599	—	214,592	(532,664)	—	901,527
Total	$30,625,938	$(380,514)	$1,555,625	$(2,535,819)	$—	$29,265,230

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2012						$(717,005)

The following is a quantitative disclosure about significant unobserable inputs used in the determination of the fair value of level three assets.

Fair Value at
	12/31/2012	Valuation Technique	Unobservable Input	Range
Private Companies and Other Restricted Securities	$967,746	Public market price based	Estimate of time to liquidity	3 months
			Discount for lack of marketability	5%
	15,227,811	Capital asset pricing model based	Revenue growth rate	10%-183%
			Price to sales multiple	1.6-3.75
	5,847,621	Independent valuation based	Revenue growth rate	9.2%-14.00%
			Weighted average cost of capital	15.5%-27.5%
			Discount rate	20%
			Relief from royalty rate	5%-6%
	7,222,052	Probability adjusted value based	Probability of events	50%-95%
			Timing of events	0.5-5 years

$29,265,230

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used as of December 31, 2012.

Federal Income Tax Cost

At December 31, 2012, the cost of securities for Federal income tax purposes was $180,720,618. The net unrealized gain on securities held by the Fund was $37,163,556, including gross unrealized gain of $60,394,448 and gross unrealized loss of $23,230,892.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2012 were as follows:

Issuer	Value on September 30, 2012	Purchases	Sales	Income	Value on December 31, 2012

EBI Life Sciences, Inc.	$11,303				$11,303
Euthymics Biosciences, Inc.	2,606,189	$269,244			2,626,755
IntelliPharmaCeutics International, Inc.	2,505,018	—			2,025,666
Neurovance, Inc.	199,863	269,244			468,971
Palyon Medical Corporation	1,828,573	—		$10,334	1,828,573
PHT Corporation	5,031,258	—		—	4,308,088
Veniti, Inc.	2,270,897	—		—	2,491,368
	$14,453,101	$538,488	$—	$10,334	$13,760,724

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 13% of the Fund’s net assets at December 31, 2012.

At December 31, 2012, the Fund had commitments of $2,083,746 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2012. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
A.P. Pharma, Inc. Warrants (expiration 7/01/16)	6/30/11		$555	$0.28		$576,600
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		1,652,787	0.00		0
Series D Cvt. Pfd.	12/10/10		544,972	0.01		23,953
Series E Cvt. Pfd.	9/14/11		803,495	0.19		1,606,151
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Warrants (expiration 7/07/21)	7/07/11		48	0.00		0
Celladon Corporation Series A-1 Cvt. Pfd.	1/27/12		1,497,955	0.45		1,492,656
Cercacor Laboratories, Inc. Common	3/31/98		0	0.58		74,851
Ceres, Inc. Warrants (expiration 9/05/15)	9/05/07		20	0.34		643
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/12	††	199,963	0.18		388,996
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00		0
EBI Life Sciences, Inc. Series A Cvt. Pfd.	12/29/11	††	13,597	0.00	†	11,303
Euthymics Biosciences, Inc. Series A Cvt. Pfd.	7/14/10 - 5/21/12		2,637,561	0.92		2,626,755
iCAD, Inc. Common (Locked-up until 12/31/12)	1/05/11	††	0	4.55		24,145
IlluminOss Medical, Inc. Series C-1 Cvt. Pfd.	9/26/12		775,000	0.38		775,000
InnovaCare Health, Inc. Common	12/21/12	††	643,296	3.92		580,740
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/13)	1/31/11		115	0.09		28,782
Warrants (expiration 2/01/16)	1/31/11		115	0.75		239,850
Interlace Medical Milestone Interest	1/14/11		751,221	1,708,267		1,708,267
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,283,262	0.66		1,602,140
Series D Cvt. Pfd.	12/21/12		68,594	0.64		68,594
MacroGenics, Inc. Series D Cvt. Pfd.	9/04/08		878,863	0.65		156,006
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,225,113	0.69		1,480,995
Warrants (expiration 4/01/19)	4/03/09		358	0.00		0
Warrants (expiration 5/06/19)	5/12/09		29	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	202,628	0.08		199,863
Series A-1 Cvt. Pfd.	10/11/12		269,244	0.08		269,108
OncoGenex Pharmaceuticals, Inc. Warrants (expiration 10/22/15)	10/22/10		0	0.61		22,875
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,066,428	0.14		1,316,073
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
Cvt. Promissory Note	4/25/12		512,731	100.00		512,500
PHT Corporation
Series D Cvt. Pfd.	7/23/01		2,804,181	0.78		2,800,000
Series E Cvt. Pfd.	9/12/03 - 10/19/04		627,548	1.55		1,244,403
Series F Cvt. Pfd.	7/21/08		81,729	2.65		263,685
Songbird Hearing, Inc. Common	12/14/00		2,003,239	0.67		93
Targegen Milestone Interest	7/20/10		2,960,669	3,787,275		3,787,275
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00 - 8/21/07		2,001,787	0.01		435
Series I Cvt. Pfd.	7/08/05		386,639	0.01		997
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		1,647,422	0.30		984,000
Warrants (expiration 7/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Cvt. Promissory Note	7/12/12		335,923	100.00		335,717
Veniti, Inc. Series A Cvt. Pfd.	2/28/11		2,266,050	0.96		2,491,368
Xoft Milestone Interest	1/05/11		585,903	668,873		668,873
Zyomyx, Inc. Common	2/19/99 - 1/12/04		2,601,013	0.25		11
			$34,330,365			$28,363,703

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	February 22, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	February 22, 2013